Schedule of number of class A common share purchase warrants outstanding (Details)	9 Months Ended
Sep. 30, 2025 shares $ / shares
Warrants one [member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	8/10/2023
Expiry Date	8/9/2025
Weighted average share price | $ / shares	$ 0.60
Number of warrants, Granted	810,000
RSUs outstanding, beginning of period	810,000
Number of warrants, Issued
Number of warrants, Expired
Number of warrants, Exercised	(810,000)
RSUs outstanding, end of period
Warrants two [member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	8/10/2023
Expiry Date	8/9/2025
Weighted average share price | $ / shares	$ 0.49
Number of warrants, Granted	48,600
RSUs outstanding, beginning of period	48,600
Number of warrants, Issued
Number of warrants, Expired
Number of warrants, Exercised	(48,600)
RSUs outstanding, end of period
Warrants three [member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	9/5/2023
Expiry Date	9/4/2025
Weighted average share price | $ / shares	$ 0.59
Number of warrants, Granted	84,545
RSUs outstanding, beginning of period	84,545
Number of warrants, Issued
Number of warrants, Expired
Number of warrants, Exercised	(84,545)
RSUs outstanding, end of period
Warrants four [member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	10/20/2023
Expiry Date	10/19/2025
Weighted average share price | $ / shares	$ 0.59
Number of warrants, Granted	695,000
RSUs outstanding, beginning of period	650,000
Number of warrants, Issued
Number of warrants, Expired
Number of warrants, Exercised	(650,000)
RSUs outstanding, end of period
Warrants five [member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	10/20/2023
Expiry Date	10/19/2025
Weighted average share price | $ / shares	$ 0.59
Number of warrants, Granted	41,700
RSUs outstanding, beginning of period	41,700
Number of warrants, Issued
Number of warrants, Expired
Number of warrants, Exercised	(41,700)
RSUs outstanding, end of period
Warrants six [member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	12/21/2023
Expiry Date	12/20/2025
Weighted average share price | $ / shares	$ 0.60
Number of warrants, Granted	1,650,000
RSUs outstanding, beginning of period	1,600,000
Number of warrants, Issued
Number of warrants, Expired
Number of warrants, Exercised	(555,000)
RSUs outstanding, end of period	1,045,000
Warrants seven [member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	12/21/2023
Expiry Date	12/20/2025
Weighted average share price | $ / shares	$ 0.40
Number of warrants, Granted	81,000
RSUs outstanding, beginning of period	78,000
Number of warrants, Issued
Number of warrants, Expired
Number of warrants, Exercised
RSUs outstanding, end of period	78,000
Warrants eight [member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	1/4/2024
Expiry Date	1/3/2026
Weighted average share price | $ / shares	$ 0.60
Number of warrants, Granted	120,000
RSUs outstanding, beginning of period	120,000
Number of warrants, Issued
Number of warrants, Expired
Number of warrants, Exercised
RSUs outstanding, end of period	120,000
Warrants nine [member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	2/20/2025
Expiry Date	2/20/2027
Weighted average share price | $ / shares	$ 1.69
Number of warrants, Granted	18,000
RSUs outstanding, beginning of period
Number of warrants, Issued	18,000
Number of warrants, Expired
Number of warrants, Exercised
RSUs outstanding, end of period	18,000
Warrants Ten [Member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	2/20/2025
Expiry Date	2/20/2027
Weighted average share price | $ / shares	$ 1.57
Number of warrants, Granted	177,420
RSUs outstanding, beginning of period
Number of warrants, Issued	177,420
Number of warrants, Expired
Number of warrants, Exercised	(177,420)
RSUs outstanding, end of period
Warrants eleven [Member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	2/20/2025
Expiry Date	2/20/2027
Weighted average share price | $ / shares	$ 1.67
Number of warrants, Granted	122,834
RSUs outstanding, beginning of period
Number of warrants, Issued	122,834
Number of warrants, Expired
Number of warrants, Exercised	(122,834)
RSUs outstanding, end of period
Warrants twelve [Member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	3/7/2025
Expiry Date	3/7/2027
Weighted average share price | $ / shares	$ 1.68
Number of warrants, Granted	11,872
RSUs outstanding, beginning of period
Number of warrants, Issued	11,872
Number of warrants, Expired
Number of warrants, Exercised
RSUs outstanding, end of period	11,872
Warrants thirteen [Member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	9/29/2025
Expiry Date	9/29/2027
Weighted average share price | $ / shares	$ 2.18
Number of warrants, Granted	575,046
RSUs outstanding, beginning of period
Number of warrants, Issued	575,046
Number of warrants, Expired
Number of warrants, Exercised
RSUs outstanding, end of period	575,046
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants, Granted	4,436,017
RSUs outstanding, beginning of period	3,432,845
Number of warrants, Issued	905,172
Number of warrants, Expired
Number of warrants, Exercised	(2,490,099)
RSUs outstanding, end of period	1,847,918